Schedule of Estimated Useful Lives of Leasehold Improvements and Equipment (Details) (USD $)	12 Months Ended
Dec. 31, 2012 Y
Provisions for depreciation 1	20.00%
Provisions for depreciation 2	30.00%
Provisions for depreciation 3	$ 5
Provisions for depreciation 4	10